Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
(Loss) Earnings per share

Basic net (loss) income per common share is determined by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net (loss) income per share is computed by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Redeemable Preferred Series A, B, and C convertible preferred stock.

	Year Ended December 30
	2012	2011
Basic (loss) income per common share
Net (loss) income	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990

Basic (loss) earnings per common share	$(1.63)	$0.39
Diluted (loss) earnings per common share
Net (loss) Earnings	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990
Effect of dilutive options	—	1,987,486

Diluted weighted average common shares outstanding	11,215,077	13,190,476

Diluted (loss) earnings per common share	$(1.63)	$0.33

Common Stock Equivalents Excluded in Calculation of Diluted (Loss) Earning Per Share

The following common stock equivalents were excluded in the calculation of diluted loss per share because their effect would be anti-dilutive as applied to the loss from operations as of the three- and six- months ended June 30, 2013 and 2012:

	Three-Months Ended June 30		Six-Months Ended June 30
	2013	2012	2013	2012

Series A, B, and C Preferred Stock	13,094,663	13,094,663	13,094,663	13,094,663
Stock options	2,360,333	2,065,513	2,360,000	2,061,135
Convertible promissory notes	5,079,699	—	5,065,015	—

The following common stock equivalents were excluded in the calculation of diluted (loss) earnings per share because their effect would be anti-dilutive as applied to the loss from operations as of December 31, 2012:

	Year Ended December 31
	2012	2011
Series A, B, and C Preferred Stock	13,094,663	13,094,663
Stock options	2,132,194	—
Convertible promissory notes	834,106	—